2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Details
Working capital	$ 1,939,676	$ 619,755	$ 757,336
Net loss and comprehensive loss for the year	(1,061,028)	(283,552)	(400,029)
Deficit	$ (39,877,966)	$ (38,816,938)	$ (38,533,386)